Form N-1A Cover	Oct. 22, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Popular U.S. Government Money Market Fund, LLC
Entity Central Index Key	0001947660
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 22, 2025
Prospectus Date	Oct. 22, 2025